TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic	$ 475	$ (2,555)	$ 5,632
Foreign	2,360	(727)	2,047
Income (loss) before taxes on income	$ 2,835	$ (3,282)	$ 7,679